STOCK OPTIONS (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Exercise Price		$ 0.18	$ 0.17	$ 0.51
Stock Options Outstanding	15,365,000	11,800,000	11,205,000
Number exercisable	9,944,987	4,654,166	4,617,500
Remaining Contractual Life (Years)	2 years 4 months 9 days	2 years 3 months 18 days	2 years 4 months 24 days
Options [Member] | Exercise Prices 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.30	$ 0.15	$ 0.15
Stock Options Outstanding	1,000,000	1,840,000	1,840,000
Number exercisable	1,000,000	1,777,500	1,782,500
Remaining Contractual Life (Years)	3 months 29 days	6 months	8 months 12 days
Expiry period	April 2025	July 2024	July 2024
Options [Member] | Exercise Prices 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.16	$ 0.15	$ 0.15
Stock Options Outstanding	1,150,000	200,000	200,000
Number exercisable	1,150,000	200,000	200,000
Remaining Contractual Life (Years)	4 months 24 days	10 months 24 days	1 year 1 month 6 days
Expiry period	May 2025	November 2024	November 2024
Options [Member] | Exercise Prices 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15	$ 0.30	$ 0.30
Stock Options Outstanding	85,000	1,000,000	1,000,000
Number exercisable	85,000	850,000	850,000
Remaining Contractual Life (Years)	10 months 6 days	1 year 3 months 18 days	1 year 6 months
Expiry period	November 2025	April 2025	April 2025
Options [Member] | Exercise Prices 4 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15	$ 0.16	$ 0.16
Stock Options Outstanding	300,000	1,150,000	1,150,000
Number exercisable	300,000	1,150,000	1,150,000
Remaining Contractual Life (Years)	1 year 3 months 18 days	1 year 4 months 24 days	1 year 7 months 6 days
Expiry period	April 2026	May 2025	May 2025
Options [Member] | Exercise Prices 5 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.15	$ 0.15	$ 0.15
Stock Options Outstanding	4,475,000	85,000	85,000
Number exercisable	4,475,000	85,000	85,000
Remaining Contractual Life (Years)	2 years 10 days	1 year 9 months 18 days	2 years
Expiry period	January 2027	November 2025	November 2025
Options [Member] | Exercise Prices 6 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.84	$ 0.15	$ 0.15
Stock Options Outstanding	5,380,000	300,000	300,000
Number exercisable	1,776,656	150,000	150,000
Remaining Contractual Life (Years)	2 years 8 months 1 day	2 years 3 months 18 days	2 years 6 months
Expiry period	August 2027	April 2026	April 2026
Options [Member] | Exercise Prices 7 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.30	$ 0.15	$ 0.15
Stock Options Outstanding	400,000	6,225,000	6,225,000
Number exercisable	116,666	400,000	400,000
Remaining Contractual Life (Years)	2 years 8 months 12 days	3 years	3 years 2 months 12 days
Expiry period	September 2027	January 2027	January 2027
Options [Member] | Exercise Prices 8 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.39	$ 0.30	$ 0.30
Stock Options Outstanding	600,000	400,000	400,000
Number exercisable	550,000
Remaining Contractual Life (Years)	2 years 10 months 17 days	3 years 8 months 12 days	3 years 10 months 24 days
Expiry period	November 2027	September 2027	September 2027
Options [Member] | Exercise Prices 9 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.84	$ 0.39
Stock Options Outstanding	75,000	600,000
Number exercisable	24,999	41,666
Remaining Contractual Life (Years)	3 years 8 months 1 day	3 years 10 months 24 days
Expiry period	August 2028	November 2027
Options [Member] | Exercise Prices 10 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.93
Stock Options Outstanding	500,000
Number exercisable
Remaining Contractual Life (Years)	4 years
Expiry period	December 2028
Options [Member] | Exercise Prices 11 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.84
Stock Options Outstanding	1,400,000
Number exercisable	466,666
Remaining Contractual Life (Years)	4 years 8 months 1 day
Expiry period	August 2029